Notes Payable and Capital Lease Obligations - Schedule of Future Principal Payment Obligations of Company's Notes Payable (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Debt Instrument [Line Items]
2022	$ 9,696
2023	9,094
2024	7,750
2025	5,250
2026	5,250
Thereafter	500,063
Less current portion	(9,232)	$ (64,902)
Notes payable and capital lease obligations, less current portion	527,871
Notes Payable and Capital lease obligations
Debt Instrument [Line Items]
Total minimum payment	$ 537,103	$ 972,205